UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21486
                                   811-21538

Name of Fund:  BlackRock Commodity Strategies Fund and
               Master Commodity Strategies Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Commodity Strategies Fund and Master Commodity Strategies Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Commodity Strategies Fund


Schedule of Investments as of February 28, 2007

                                   Beneficial
                                     Interest   Mutual Funds                                                            Value
                              $    57,290,887   Master Real Investment Trust                                      $    59,885,442

                                                Total Investments (Cost - $63,412,683) - 100.1%                        59,885,442
                                                Liabilities in Excess of Other Assets - (0.1%)                           (38,270)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $    59,847,172
                                                                                                                  ===============



Master Commodity Strategies Trust


Schedule of Investments as of February 28, 2007
                                         Face
                                       Amount   Asset-Backed Securities +                                               Value
                                                Ameriquest Mortgage Securities, Inc. (a):
                                $   1,000,000       Series 2004-IA1 Class M4, 6.82% due 9/25/2034                  $    1,010,188
                                    1,500,000       Series 2004-R1 Class M2, 5.90% due 2/25/2034                        1,503,232
                                      410,207   Amortizing Residential Collateral Trust Series 2002-BC3
                                                Class M2, 6.42% due 6/25/2032 (a)                                         412,928
                                    1,000,000   Bear Stearns Asset Backed Securities, Inc. Series
                                                2004-FR3 Class M2, 6.49% due 10/25/2034 (a)                             1,012,614
                                                Countrywide Asset Backed Certificates (a):
                                      267,002       Series 2003-2 Class M1, 6.02% due 6/26/2033                           269,590
                                    1,000,000       Series 2004-5 Class M2, 5.99% due 7/25/2034                         1,005,827
                                    2,000,000   Fremont Home Loan Trust Series 2004-3 Class M2,
                                                6.02% due 11/25/2034 (a)                                                2,008,276
                                      156,649   GSAA Home Equity Trust Series 2006-8N Class N1,
                                                6% due 10/26/2036                                                         153,516
                                    1,000,000   Master Asset Backed Securities Trust Series 2004-HE1
                                                Class M5, 6.67% due 9/25/2034 (a)                                       1,014,646
                                      500,000   Residential Asset Mortgage Products, Inc. Series
                                                2004-RZ4 Class M3, 6.22% due 12/25/2034 (a)                               503,691
                                       46,306   Wachovia Asset Securitization, Inc. Series 2003-HE1
                                                Class A1, 5.61% due 3/25/2033 (a)                                          46,344
                                      459,000   Wells Fargo Home Equity Trust Series 2004-2 Class
                                                M5, 6.57% due 11/25/2033 (a)                                              469,069

                                                Total Asset-Backed Securities
                                                (Cost - $9,341,335) - 13.6%                                             9,409,921



Industry                                        Corporate Bonds & Structured Notes
Capital Markets - 0.4%                200,000   The Goldman Sachs Group, Inc., 5.54% due 2/06/2012 (a)                    199,754
                                      100,000   Morgan Stanley & Co., 5.61% due 1/09/2012 (a)                             100,057
                                                                                                                   --------------
                                                                                                                          299,811

Commercial Banks - 12.5%            8,700,000   Barclays Bank Plc (Goldman Sachs Commodity Index
                                                Total Return Linked Notes), 5.34% due 9/13/2007 (b)(c)                  8,659,562

Diversified Financial                           AIG-FP Structured Finance (Cayman) Limited (Goldman
Services - 22.6%                                Sachs Commodity Index Total Return Linked Notes) (c):
                                    3,000,000       1.50% due 5/14/2007                                                 2,841,068
                                    7,346,014       5.65% due 11/05/2007                                                7,145,857
                                    3,000,000   IXIS Financial Products, Inc. (Goldman Sachs
                                                Commodity Index Total Return Linked Notes), Series SF
                                                2007-1, 5.11% due 2/22/2008 (a)(c)(j)                                   3,918,390
                                      195,000   JPMorgan Chase Capital XXI Series U, 6.31%
                                                due 2/02/2037 (a)                                                         196,962
                                    1,000,000   Links Finance Corp. Series 55, 5.605% due 9/15/2010 (a)                   999,691
                                      500,000   Sigma Finance Corp., 7.364% due 3/31/2014 (a)(b)(f)                       501,903
                                                                                                                   --------------
                                                                                                                       15,603,871

                                                Total Corporate Bonds & Structured Notes
                                                (Cost - $29,109,278) - 35.5%                                           24,563,244



                                                Government & Agency Obligations
                                      299,760   U.S. Treasury Inflation Indexed Bonds,
                                                2.50% due 7/15/2016                                                       308,191

                                                Total Government & Agency Obligations
                                                (Cost - $303,404) - 0.4%                                                  308,191



                                                Government Agency Mortgage-Backed Securities +
                                                Fannie Mae Guaranteed Pass - Through Certificates:
                                    1,006,784       4.70% due 12/01/2012                                                  979,925
                                      429,914       4.967% due 8/01/2035 (a)                                              423,000
                                    2,600,000       5.50% due 3/15/2037 (i)                                             2,577,691
                                      228,049       5.95% due 11/01/2011                                                  231,428
                                    2,600,000       6.00% due 3/15/2022 (i)                                             2,639,811
                                      807,963       6.078% due 9/01/2036 (a)                                              825,363
                                      469,610       6.83% due 1/01/2011                                                   480,334
                                                Freddie Mac Mortgage Participation Certificates (a):
                                    1,230,882       4.803% due 9/01/2035                                                1,219,887
                                    1,729,195       5.949% due 12/01/2036                                               1,747,816
                                      438,385       6.038% due 9/01/2036                                                  442,138

                                                Total Government Agency Mortgage-Backed
                                                Securities (Cost - $11,567,146) - 16.7%                                11,567,393

Collateralized Mortgage                         Fannie Mae Trust:
Obligations - 5.4%                  2,273,744       Series 360 Class 2, 5.00% due 8/01/2035 (g)                           517,627
                                      780,181       Series 377 Class 2, 5.00% due 10/01/2036 (g)                          181,454
                                      372,581       Series 2005-70, Class GA, 5.50% due 12/25/2034                        375,840
                                    1,310,000   Freddie Mac Multiclass Certificates Series 3063 Class
                                                YB, 5.50% due 6/15/2026 (j)                                             1,322,391
                                                Ginnie Mae Trust (a)(g):
                                    9,767,517       Series 2005-9 Class IO, 0.778% due 1/16/2045                          507,955
                                    7,876,155       Series 2005-76 Class IO, 0.882% due 9/16/2045                         439,819
                                    7,892,297       Series 2005-90 Class IO, 0.912% due 11/16/2045                        423,118

                                                Total Government Agency Mortgage-Backed
                                                Securities - Collateralized Mortgage Obligations
                                                (Cost - $3,751,377) - 5.4%                                              3,768,204



                                                Non-Government Agency Mortgage-Backed Securities+
Collateralized Mortgage               935,642   ABN AMRO Mortgage Corp. Series 2003-2 Class
Obligations - 29.3%                             2A1, 5.82% due 3/25/2018 (a)                                              935,056
                                                Banc of America Mortgage Securities Inc. (a):
                                    1,065,160       Series 2004-C Class 2A1, 3.708% due 4/25/2034                       1,044,135
                                    1,160,293       Series 2004-E Class 1A1, 3.50% due 6/25/2034                        1,160,476
                                      646,736   Countrywide Alternative Loan Trust Series 2004-2CB
                                                Class 1A4, 5.72% due 3/25/2034 (a)                                        649,538
                                                Countrywide Home Loan Mortgage Pass-Through
                                                Trust (a):
                                      577,596       Series 2004-J2 Class A2, 5.82% due 3/25/2034                          579,363
                                    1,337,193       Series 2004-J7 Class 1A1, 5.77% due 8/25/2034                       1,339,625
                                      562,470   First Horizon Mortgage Pass-Through Trust Series
                                                2003-4 Class 2A2, 5.77% due 6/25/2018 (a)                                 565,817
                                    1,823,845   GMAC Mortgage Corp. Loan Trust Series 2004-J2
                                                Class A2, 5.82% due 6/25/2034 (a)                                       1,830,932
                                      669,269   Harborview Mortgage Loan Trust Series 2006-11
                                                Class A1A, 5.49% due 12/19/2036 (a)                                       670,745
                                      563,351   Homebanc Mortgage Trust Series 2005-4
                                                Class A1, 5.59% due 10/25/2035 (a)                                        564,155
                                    3,000,000   Impac Secured Assets CMN Owner Trust Series
                                                2004-3 Class M1, 5.92% due 11/25/2034 (a)                               3,010,983
                                    1,226,954   Luminent Mortgage Trust Series 2005-1 Class A1,
                                                5.58% due 11/25/2035 (a)                                                1,228,642
                                                Residential Accredit Loans, Inc. (a):
                                    2,037,171      Series 2004-QS8 Class A4, 5.72% due 6/25/2034                        2,046,099
                                      699,979      Series 2005-QS12 Class A8, 5.65% due 8/25/2035                         700,114
                                      724,298      Series 2006-QA9 Class A1, 5.50% due 11/25/2036                         722,794
                                                Residential Funding Mortgage Securities I (a):
                                    2,104,968      Series 2003-S14 Class A5, 5.72% due 7/25/2018                        2,113,822
                                    1,144,576      Series 2003-S14 Class A6, 5.72% due 7/25/2018                        1,147,732

                                                Total Non-Government Agency Mortgage-
                                                Backed Securities - Collateralized Mortgage Obligations
                                                (Cost - $20,259,326) - 29.3%                                           20,310,028

Commercial Mortgage-Backed            525,000   Bear Stearns Commercial Mortgage Securities
Securities - 1.6%                               Series 2006-PW14 Class A4, 5.201% due 12/11/2038                          521,317
                                      550,000   GMAC Commercial Mortgage Securities, Inc. Series
                                                2001-C1 Class B, 6.67% due 4/15/2034 (j)                                  580,663

                                                Total Non-Government Agency Mortgage-
                                                Backed Securities - Commercial Mortgage-Backed Securities
                                                (Cost - $1,104,707) - 1.6%                                              1,101,980



                                   Beneficial
                                     Interest   Short-Term Securities
                              $     2,085,669   BlackRock Liquidity Series,
                                                LLC Cash Sweep Series, 5.33% (d)(e)                                     2,085,669

                                                Total Short-Term Securities
                                                (Cost - $2,085,669) - 3.0%                                              2,085,669



                                    Number of
                                    Contracts   Options Purchased
Call Options Purchased                     27   U.S. Treasury Bonds, expiring May 2007 at 110%                             10,547

Put Options Purchased                   2.1++   Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring March 2007,
                                                Broker Deutsche Bank AG (h)                                                   139
                                        2.2++   Pay a fixed rate of 5.35% and receive a floating rate
                                                based on 3-month LIBOR, expiring May 2007,
                                                Broker Deutsche Bank AG (h)                                                 8,758
                                                                                                                   --------------
                                                                                                                            8,897

                                                Total Options Purchased
                                                (Premiums Paid - $30,282) - 0.0%                                           19,444

                                                Total Investments (Cost - $77,552,524) - 105.5%                        73,134,074



                                                Options Written
Call Options Written                    2.7++   Pay a fixed rate of 5.29% and receive a floating rate based on 3-month LIBOR, expiring October 2007,
                                                Broker Deutsche Bank AG (h)                                              (68,958)

Put Options Written                     2.7++   Receive a fixed rate of 5.29% and pay a floating rate based on 3-month LIBOR, expiring October 2007,
                                                Broker Deutsche Bank AG (h)                                              (30,162)

                                                Total Options Written
                                                (Premiums Received - $118,800) - (0.1%)                                  (99,120)

                                                Total Investments, Net of Options Written
                                                (Cost - $77,433,724*) - 105.4%                                         73,034,954
                                                Liabilities in Excess of Other Assets - (5.4%)                        (3,764,343)
                                                                                                                   --------------
                                                Net Assets - 100.0%                                                $   69,270,611
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $     77,385,622
                                                   ================
    Gross unrealized appreciation                  $      1,234,996
    Gross unrealized depreciation                       (5,585,664)
                                                   ----------------
    Net unrealized depreciation                    $    (4,350,668)
                                                   ================


  + Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
       Cash Sweep Series                     $   (140,544)      $    7,868


(e) Represents the current yield as of February 28, 2007.

(f) Restricted security as to resale, representing 0.7% of net assets, were as follows:


                                 Acquisition
    Issue                            Date            Cost          Value

    Sigma Finance Corp.,
    7.364% due 3/31/2014          3/26/2004      $   500,000     $  501,903


(g) Represents the interest only portion of a mortgage-backed obligation.

(h) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

(i) Represents a "to-be-announced" transaction. The Trust has committed to purchasing and/or selling securities for which all specific information is not available at this time.

(j) All or a portion of security held as collateral in connection with open financial futures contracts.

o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

o   Financial futures contracts sold as of February 28, 2007 were as follows:

                                                                               Unrealized
    Number of                                  Expiration        Face         Appreciation
    Contracts            Issue                    Date          Value        (Depreciation)
         43    2 -Year U.S. Treasury Bond      June 2007     $  (8,799,732)    $   (13,252)
         40    5 - Year U.S. Treasury Bond     March 2007    $  (4,181,609)        (49,641)
         88    5 - Year U.S. Treasury Bond     June 2007     $  (9,259,086)        (64,789)
          9    10 - Year U.S. Treasury Bond    June 2007     $    (978,053)             709
                                                                               ------------
    Total Unrealized Depreciation - Net                                        $  (126,973)
                                                                               ============

o   Swaps outstanding as of February 28, 2007 were as follows:


                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Sold credit default protection on
    Fannie Mae and receive 0.18%

    Broker, Lehman Brothers Inc.
    Expires March 2010                         $    1,000,000      $     3,715

    Sold credit default protection on
    Freddie Mac and receive 0.15%

    Broker, Lehman Brothers Inc.
    Expires June 2010                          $    4,000,000           14,388

    Sold credit default protection on
    Fannie Mae and receive 0.48%

    Broker, Deutsche Bank AG London
    Expires June 2010                          $    2,000,000           22,964

    Receive a fixed rate of 5.036%
    and pay a floating rate based on
    3-month LIBOR

    Broker, Citibank N.A.
    Expires November 2010                      $    4,000,000            8,625

    Receive a fixed rate of 5.1954%
    and pay a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires January 2011                       $    1,800,000           14,371

    Receive a fixed rate of 5.085%
    and pay a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires November 2016                      $      600,000          (2,236)

    Receive a fixed rate of 5.225%
    and pay a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires January 2017                       $      200,000          (1,996)

    Receive a fixed rate of 5.16%
    and pay a floating rate based on
    3-month LIBOR

    Broker, Deutsche Bank AG
    Expires February 2017                      $      700,000            3,498

    Sold credit default protection on
    Permanent Financing Plc Series 4
    Class 2C and receive 0.55%

    Broker, Deutsche Bank AG London
    Expires June 2042                          $    2,000,000          (2,640)
                                                                  ------------
    Total                                                         $     60,689
                                                                  ============


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Commodity Strategies Fund and Master Commodity Strategies Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Commodity Strategies Fund and
       Master Commodity Strategies Trust


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Commodity Strategies Fund and
       Master Commodity Strategies Trust


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Commodity Strategies Fund and
       Master Commodity Strategies Trust


Date:  April 23, 2007